Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	34,761	278	35,039	—	33,388	209	33,597
Securities	8,772	5,106	—	13,878	8,447	3,493	14	11,954
Derivatives
Interest rate	—	37,026	473	37,499	1	43,912	650	44,563
Foreign exchange	—	40,687	110	40,797	—	34,096	65	34,161
Other	—	63	47	110	—	72	108	180
Other financial assets
Loans	—	288	565	853	—	108	657	765
Securities	23,943	13,641	209	37,793	17,848	10,536	258	28,642
Total financial assets held at fair value	32,715	131,572	1,682	165,969	26,296	125,605	1,961	153,862
As a % of total fair value assets	20%	79%	1%		17%	82%	1%

Liabilities
Trading liabilities
Deposits	—	43,966	—	43,966	—	43,126	1	43,127
Debt securities in issue	—	257	—	257	—	706	—	706
Short positions	8,766	1,724	1	10,491	7,936	1,865	2	9,803
Derivatives
Interest rate	—	31,253	279	31,532	—	38,044	439	38,483
Foreign exchange	—	40,240	66	40,306	—	33,528	58	33,586
Other	—	124	120	244	—	138	188	326
Other financial liabilities
Debt securities in issue	—	1,733	3	1,736	—	1,605	3	1,608
Other deposits	—	1,787	25	1,812	—	1,280	—	1,280
Subordinated liabilities	—	234	—	234	—	237	—	237
Total financial liabilities held at fair value	8,766	121,318	494	130,578	7,936	120,529	691	129,156
As a % of total fair value liabilities	7%	93%	0%		6%	93%	1%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	2024	2023
Adjustment	£m	£m
Funding valuation adjustments	123	132
Credit valuation adjustments	190	236
Bid–offer	76	86
Product and deal specific	157	103
Total	546	557

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2024		2023
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	88	123	88	123
	Discount cash flow	Credit spreads	bps	36	93	49	119
Debt securities	Price-based	Price	%	—	116	—	119

Equity Shares	Price-based	Price	GBP	—	47,312	—	32,142
	Price-based	Price	%	—	15	—	30
	Discount cash flow	Discount margin	%	9	13	7	9
	Net asset valuation	Fund NAV	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	15	86	13	600
	Option pricing	Correlation	%	(15)	95	(15)	95
		Volatility	%	30	80	30	80
		Upfront points	%	—	99	—	99
		Recovery rate	%	—	60	—	60

Interest rate & FX	Option pricing	Correlation	%	(50)	98	(50)	99
derivatives		Volatility	%	3	99	30	111
		Constant Prepayment Rate	%	2	20	2	22
		Mean Reversion	%	—	20	—	20
		Inflation volatility	%	1	2	2	2
		Inflation rate	%	2	2	2	3

(1)

Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2024			2023
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	278	—	—	209	—	—
Securities	—	—	—	14	—	—
Derivatives
Interest rate	473	20	(20)	650	20	(20)
Foreign exchange	110	—	—	65	—	—
Other	47	—	—	108	10	(10)
Other financial assets
Loans	565	—	(10)	657	—	(40)
Securities	209	20	(30)	258	20	(50)
Total financial assets held at fair value	1,682	40	(60)	1,961	50	(120)

Liabilities
Trading liabilities
Deposits	—	—	—	1	—	—
Short positions	1	—	—	2	—	—
Derivatives
Interest rate	279	10	(10)	439	10	(10)
Foreign exchange	66	—	—	58	—	—
Other	120	10	(10)	188	10	(10)
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	25	10	(20)	—	—	—
Total financial liabilities held at fair value	494	30	(40)	691	20	(20)

Schedule of movement in level 3 assets and liabilities

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
2024	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	823	223	915	1,961	685	3	3	691
Amounts recorded in the income statement (1)	(122)	(17)	12	(127)	(121)	—	—	(121)
Amount recorded in the statement of comprehensive income	—	—	13	13	—	—	—	—
Level 3 transfers in	7	1	56	64	1	2	25	28
Level 3 transfers out	(3)	(19)	(241)	(263)	(2)	(3)	—	(5)
Purchases/originations	147	118	117	382	121	1	—	122
Settlements/other decreases	(44)	(27)	(18)	(89)	(32)	—	—	(32)
Sales	(178)	—	(72)	(250)	(182)	(2)	—	(184)
Foreign exchange and other adjustments	—	(1)	(8)	(9)	(5)	—	—	(5)
At 31 December	630	278	774	1,682	465	1	28	494

Amounts recorded in the income statement in respect of balances held at period end
- unrealised	83	1	12	96	56	—	—	56

2023
At 1 January	1,007	396	930	2,333	975	1	—	976
Amounts recorded in the income statement (1)	(156)	(88)	1	(243)	(313)	—	—	(313)
Amount recorded in the statement of comprehensive income	—	—	32	32	—	—	—	—
Level 3 transfers in	6	15	16	37	7	2	—	9
Level 3 transfers out	(5)	(32)	(190)	(227)	(9)	(2)	—	(11)
Purchases/originations	180	8	275	463	195	2	3	200
Settlements/other decreases	(70)	(8)	(86)	(164)	(51)	—	—	(51)
Sales	(137)	(65)	(52)	(254)	(116)	—	—	(116)
Foreign exchange and other adjustments	(2)	(3)	(11)	(16)	(3)	—	—	(3)
At 31 December	823	223	915	1,961	685	3	3	691

Amounts recorded in the income statement
in respect of balances held at period end
- unrealised	67	(39)	1	29	(121)	—	—	(121)

(1)	There were net losses on trading assets and liabilities of £18 million (2023 - net gains of £69 million) was included in income from trading activities. Net gains on other instruments of £12 million (2023 - net gains of £1 million) was included in other operating income or interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

						Items where
						fair value
	Carrying	Fair	Fair value hierarchy level			approximates
	value	value	Level 1	Level 2	Level 3	carrying value
2024	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	93.0	93.0	—	—	—	93.0
Settlement balances	2.1	2.1	—	—	—	2.1
Loans to banks	6.0	5.9	—	1.8	0.5	3.6
Loans to customers	400.3	396.6	—	34.9	361.7	—
Other financial assets - securities	24.6	24.6	4.3	12.4	7.9	—

2023
Financial assets
Cash and balances at central banks	104.3	104.3	—	—	—	104.3
Settlement balances	7.2	7.2	—	—	—	7.2
Loans to banks	6.9	7.0	—	2.2	0.6	4.2
Loans to customers	381.4	373.2	—	27.5	345.7	—
Other financial assets - securities	21.7	21.6	4.0	6.6	11.0	—

2024
Financial liabilities
Bank deposits	31.5	31.2	—	23.9	3.0	4.3
Customer deposits	433.5	433.3	—	24.3	46.0	363.0
Settlement balances	1.7	1.7	—	—	—	1.7
Other financial liabilities
- debt securities in issue	57.5	57.6	—	48.9	8.7	—
Subordinated liabilities	5.9	6.0	—	6.0	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3

2023
Financial liabilities
Bank deposits	22.2	22.3	—	15.4	2.7	4.2
Customer deposits	431.4	431.0	—	30.7	48.8	351.5
Settlement balances	6.6	6.6	—	—	—	6.6
Other financial liabilities
- debt securities in issue	52.2	52.2	—	41.7	10.5	—
Subordinated liabilities	5.5	5.4	—	5.4	—	—
Notes in circulation	3.2	3.2	—	—	—	3.2